SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Schedule of estimated useful lives at an annual rate
%
Computers and peripheral equipment	33
Office furniture and equipment	6 - 15

Schedule of assumptions used to estimate the fair value of the stock-based awards granted to employees and directors
	Year ended December 31
	2022	2021	2020

Risk-free interest rate	1.92% - 4.29%	0.94% - 1.52%	0.29% - 1.60%
Expected volatility	*) -	59% - 60%	53% - 59%
Early exercise factor	130% - 200%	130% - 200%	110% - 200%
Forfeiture rate post vesting	1% - 28%	1% - 27%	0% - 34%
Dividend yield	0%	0%	0%

*) Only RSUs were granted